Commitments and Contingencies - Schedule of Rent Expense (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 04, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Operating Leased Assets [Line Items]
Rent expense		$ 4,379	$ 4,430	$ 12,688	$ 18,249	$ 16,298
Predecessor
Operating Leased Assets [Line Items]
Rent expense	$ 1,088